Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases
19.	Leases

The Group’s leases consist of operating leases and short-term lease for administrative office spaces in different cities of Asia. As of December 31, 2024, the Group had no long-term leases that were classified as a financing lease.

For the years ended December 31, 2022, 2023 and 2024, the lease expense is as:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating lease expense	40,554,178	24,508,899	15,584,430
Short-term lease expense	159,623	638,012	112,265
Total lease expense	40,713,801	25,146,911	15,696,695

Supplemental consolidated balance sheet information related to leases is as follows:

	As of	As of
	December 31,	December 31,
	2023	2024
	RMB	RMB
Operating lease:
Operating leases right-of-use assets	22,792,474	15,816,035
Current portion of lease liabilities	14,767,840	11,457,877
Non-current portion of lease liabilities	6,700,694	4,222,724
Total operating lease liabilities	21,468,534	15,680,601
Weighted-average remaining lease term (in years) – operating leases	1.77	1.36
Weighted-average discount rate – operating leases	4.49%	4.51%

Supplemental cash flow information related to leases are as follows:

	For the	For the
	year ended	year ended
	December 31,	December 31,
	2023	2024
	RMB	RMB
Cash paid for operating leases	22,841,590	13,667,004
Lease liabilities arising from obtaining right-of-use assets	5,247,887	18,512,505

As of December 31, 2024, future minimum lease payments under non-cancellable operating lease agreements for which the Group has recognized operating lease right-of-use assets and liabilities are as follows:

Years ending	RMB
2025	11,983,493
2026	4,950,107
2027 and thereafter	—
Total undiscounted cash flows	16,933,600
Less: imputed interest	1,252,999
Total	15,680,601

Lease liabilities due within one year	11,457,877
Lease liabilities due after one year	4,222,724